Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0002060934
Registrant Name	TPG Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES